Leases (Narrative) (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)	Oct. 31, 2023 USD ($)
Lessee, Operating Leases
Lessee, Operating Lease, Description	The Company has operating leases for buildings, land, telecommunication services, and rail cars. Emera’s leases have remaining lease terms of 1 year to 62 years, some of which include options to extend the leases for up to 65 years. These options are included as part of the lease term when it is considered reasonably certain they will be exercised.
Lease, Expense	$ 127	$ 138
Variable costs for power generation facility finance leases	$ 119	131
Lessee, Operating Lease, Existence of Option to Extend [true false]	true
Lessee, Operating Lease, Option to Extend	The Company has operating leases for buildings, land, telecommunication services, and rail cars. Emera’s leases have remaining lease terms of 1 year to 62 years, some of which include options to extend the leases for up to 65 years. These options are included as part of the lease term when it is considered reasonably certain they will be exercised
Lessee, Lease, Description [Line Items]
Net Investment in Lease	$ 658	$ 638
Renewable Natural Gas Facility [Member]
Lessee, Lease, Description [Line Items]
Lessor, sales-type lease, term of contract			15 years
Lessor Sales Type Lease Assumptions And Judgments Value Of Underlying Asset Amount			$ 35
Brunswick Pipeline Lease [Member]
Lessee, Lease, Description [Line Items]
Lessor, operating lease, term of contract	34 years
Net Investment in Lease	$ 100
Lessor lease option to extend	16 years
Minimum
Lessee, Lease, Description [Line Items]
Lessee, operating lease, renewal term	1 year
Maximum
Lessee, Lease, Description [Line Items]
Lessee, operating lease, renewal term	62 years